Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Current assets
Cash and cash equivalents	$ 14,919,028	$ 2,890,822
Investment in fund	7,930,000
Accounts receivable, net	447,936	242,079
Inventory, net	1,395,618	3,042,629
Note receivable	400,000	2,500,000
Deposits and prepaids	3,743,519	313,979
Prepaid offering costs		600,000
Total current assets	28,836,101	9,589,509
Property and equipment, net	309,509	20,122
Operating right of use asset, net	2,097,823	287,322
Investment	3,224
Note receivable	2,100,000
Intangible assets – digital assets	36,611,405
Brand names	337,504	337,504
Goodwill	1,161,052	1,161,052
Total assets	71,456,618	11,395,509
Current liabilities
Accounts payable and accrued expenses	2,004,224	1,326,988
Deferred revenue	514,310	335,956
Income tax payable		196,587
Current portion of operating lease liability	295,719	286,378
Total current liabilities	2,836,392	2,161,192
Accrued employee benefits, non-current	41,597	32,177
Convertible notes	38,098,883
Other long term provision	54,157
Operating lease liability, less current portion	1,848,614	12,182
Total liabilities	42,879,643	2,205,551
Stockholders’ equity:
Additional paid-in capital	54,946,796	19,874,591
Accumulated other comprehensive loss	(1,040,090)	(10,219)
Accumulated deficit	(27,952,334)	(10,676,516)
Total stockholders’ equity	28,576,975	9,189,958
Total liabilities and stockholders’ equity	71,456,618	11,395,509
Common Class A [Member]
Stockholders’ equity:
Common stock, value	2,621,959	2,102
Common Class B [Member]
Stockholders’ equity:
Common stock, value	644
Common Class C [Member]
Stockholders’ equity:
Common stock, value
Related Party [Member]
Current liabilities
Due to related parties	$ 22,139	$ 15,283